Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions
Fair value of assets	£ 60,789	£ 78,406
Fair value of liabilities	53,974	72,082
Interest rate Contracts
Pensions
Notional amounts (£bn)	7,938,000	7,015,000
Fair value of assets	25,700	28,960
Fair value of liabilities	£ 19,685	£ 23,138
Main Pension Scheme
Pensions
Percentage of total plan assets	90.00%	90.00%
Percentage of defined benefit obligation covered by buy-in insurance contracts	44.00%
Equities	6.10%	6.70%
Index-linked bonds	16.80%	23.60%
Government bonds	8.60%	9.90%
Corporate and other bonds	15.40%	18.50%
Real estate	2.70%	2.40%
Derivatives	(0.20%)	0.10%
Buy-in insurance contracts	35.90%	27.00%
Cash and other assets	14.70%	11.80%
Total	100.00%	100.00%
Percentage of fair value of derivatives included in plan assets for which counterparty has posted collateral	43.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Pension Scheme | Quoted plan assets
Pensions
Equities		0.10%
Index-linked bonds	16.80%	23.60%
Government bonds	8.60%	9.90%
Corporate and other bonds	12.40%	14.40%
Total	37.80%	48.00%
Main Pension Scheme | Unquoted plan assets
Pensions
Equities	6.10%	6.60%
Corporate and other bonds	3.00%	4.10%
Real estate	2.70%	2.40%
Derivatives	(0.20%)	0.10%
Buy-in insurance contracts	35.90%	27.00%
Cash and other assets	14.70%	11.80%
Total	62.20%	52.00%
Main Pension Scheme | Swap
Pensions
Notional amounts (£bn)	£ 39,000	£ 81,000
Derivatives, amount contributed to fair value of plan assets	(85)	73
Main Pension Scheme | Inflation rate swaps
Pensions
Notional amounts (£bn)	8,000	24,000
Fair value of assets	33	1,548
Fair value of liabilities	88	812
Main Pension Scheme | Interest rate Contracts
Pensions
Notional amounts (£bn)	30,000	57,000
Fair value of assets	363	3,096
Fair value of liabilities	390	3,763
Main Pension Scheme | Currency forwards
Pensions
Notional amounts (£bn)	10,000	8,000
Fair value of assets	76	60
Fair value of liabilities	38	130
Main Pension Scheme | Other
Pensions
Notional amounts (£bn)	1,000	1,000
Fair value of assets		22
Fair value of liabilities	£ 3	£ 4
AA section of the group pension fund
Pensions
Percentage of defined benefit obligation covered by buy-in insurance contracts	99.00%